Warrants (Disclosure of outstanding warrants) (Details)	12 Months Ended
Mar. 31, 2026 Share $ / shares
Warrants [Line Items]
Beginning balance	172,500
Issued	5,477,667
Exercised	0
Forfeited or Expired	0
Ending balance	5,650,167
May 9, 2024 [Member]
Warrants [Line Items]
Exercise price | $ / shares	$ 18.2
Beginning balance	157,500
Issued	0
Exercised	0
Forfeited or Expired	0
Ending balance	157,500
Oct 30, 2024 [Member]
Warrants [Line Items]
Exercise price | $ / shares	$ 12.5
Beginning balance	15,000
Issued	0
Exercised	0
Forfeited or Expired	0
Ending balance	15,000
May 14, 2025 [Member]
Warrants [Line Items]
Exercise price | $ / shares	$ 4.6
Beginning balance	0
Issued	108,696
Exercised	0
Forfeited or Expired	0
Ending balance	108,696
May 28, 2025 [Member]
Warrants [Line Items]
Exercise price | $ / shares	$ 4.4
Beginning balance	0
Issued	56,819
Exercised	0
Forfeited or Expired	0
Ending balance	56,819
June 6, 2025 [Member]
Warrants [Line Items]
Exercise price | $ / shares	$ 4.4
Beginning balance	0
Issued	34,091
Exercised	0
Forfeited or Expired	0
Ending balance	34,091
June 27, 2025 [Member]
Warrants [Line Items]
Exercise price | $ / shares	$ 3.8
Beginning balance	0
Issued	26,316
Exercised	0
Forfeited or Expired	0
Ending balance	26,316
July 4, 2025 [Member]
Warrants [Line Items]
Exercise price | $ / shares	$ 4.1
Beginning balance	0
Issued	30,488
Exercised	0
Forfeited or Expired	0
Ending balance	30,488
January 6, 2026 [Member]
Warrants [Line Items]
Exercise price | $ / shares	$ 0.78
Beginning balance	0
Issued	3,205,128
Exercised	0
Forfeited or Expired	0
Ending balance	3,205,128
January 12, 2026 [Member]
Warrants [Line Items]
Exercise price | $ / shares	$ 1.24
Beginning balance	0
Issued	2,016,129
Exercised	0
Forfeited or Expired	0
Ending balance	2,016,129